Subsequent events - Additional Information (Detail) (2011 Share Incentive Plan [Member], Restricted Share Units [Member], USD $)	0 Months Ended	12 Months Ended	1 Months Ended
	Sep. 16, 2011	Dec. 31, 2012	Mar. 31, 2013 Subsequent event [Member]
Subsequent Event [Line Items]
Restricted shares granted	9,097,000	18,295,221	959,000
Fair value of restricted share granted per share			$ 0.8450